Related Party Transactions and Balances	6 Months Ended
Dec. 31, 2025
Related Party Transactions and Balances [Abstract]
Related party transactions and balances

Note 12 — Related party transactions and balances

The following was a summary of related parties and their relationships with the Company:

Name	Relationship
Mr. Lee, Yat Lung Andrew (“Mr. Lee”)	Chairman and Chief Executive Officer of the Company
Boxasone Limited (“BAO”)	Mr. Lee is a sole director and a shareholder
China Information Technology Development Limited (“CITD”)*	A shareholder of the Company
Corpotech Limited (“Corpotech”)	22.5% indirectly owned by the Company

*	On December 31, 2025, CITD completed the sale of its entire interest in Rosy Depot Limited, which holds 1,600,000 Class A Ordinary Shares of the Company. As a result, CITD was not considered as the Company’s related party since then.

Related party transactions

The Company has commercial arrangements with related entities to provide or receive technical support and other services.

For the six months ended December 31, 2025, the revenue generated from DataCube Research Centre Limited, a subsidiary of CITD, amounted to HKD2,040,000 (US$262,100).

For the six months ended December 31, 2025, the GE Group received services from Logic Network Limited, a subsidiary of CITD, and reflected in cost of revenue amounted to HKD429,000 (US$55,118). The Company received IT services for server rental from Corpotech amounted to HKD120,000 (US$15,418).

For the six months ended December 31, 2024, the GE Group received services from Logic Network Limited and reflected in cost of revenue amounted to HKD 634,500.

Related party balances

As of June 30, 2025, the Company has accounts payable of HKD71,500 with Logic Network Limited. As of June 30, 2025, the Company has salaries accrued to directors of HKD230,000.

Amount due to a related party

Name of Related parties	Nature of transactions	June 30, 2025	December 31, 2025
		HKD	HKD	US$
BAO	BAO reimbursed for certain expenses, including insurance and office expenses incurred on the Company’s behalf.	$2,709	$2,709	$348

Amount due to a director

Name of Related parties	Nature of transactions	June 30, 2025	December 31, 2025
		HKD	HKD	US$
Mr. Lee	Mr. Lee from time to time, provides advances to the Company for working capital purposes.	$335	$335	$43